Leases (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The movement in the right-of-use assets is as follows:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	480	262
Additions	240	353
Modifications	17	(2)
Depreciation	(259)	(166)
Terminations	(45)	—
Translation	120	33
Balance at end of year	553	480

Disclosure of quantitative information about leases for lessee
The movement in the lease liabilities is as follows:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	442	261
Additions	228	315
Modifications	17	(2)
Interest expense on lease liabilities	28	19
Lease payments made	(229)	(177)
Translation	40	26
Balance at end of year	526	442
Current portion of lease liabilities	216	197
Non-current portion of lease liabilities	310	245

Disclosure Of Maturity Analysis of Capitalised Leases
The maturity of the group's undiscounted lease payments is as follows:

	SA Rand
Figures in million	2023	2022
Less than and including one year	235	206
Between one and five years	273	205
Five years and more	128	133
Total	636	544

Disclosure of qualitative information about leases for lessee Income Statement
The amounts included in the income statement relating to leases:

	SA Rand
Figures in million	2023	2022
Depreciation of right-of-use assets[1]	259	166
Interest expense on lease liabilities[2]	28	19
Short-term leases expensed[3]	154	134
Leases of low value assets expensed[3]	28	21
Variable lease payments expensed[3,4]	1 678	1 050
[1]Included in depreciation and amortisation.
[2]Included in finance costs.
[3]Included in production costs and corporate, administration and other expenditure.
[4]These payments relate mostly to mining and drilling contracts. Variable lease payments comprise 80% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open-pit mines and are determined on a per tonne or square metre basis.

Disclosure of lease payments
The total cash outflows for leases are:

	SA Rand
Figures in million	2023	2022
Principal and interest payments made for lease liabilities	229	177
Short-term lease payments	154	134
Lease payments of low value assets leased	28	21
Variable lease payments	1 678	1 050
Total cash outflows for leases	2 089	1 382
During 2022, Harmony reached financial close on power purchase agreements for the procurement of electricity from 30 MW photovoltaic generation facilities. These agreements constitute variable lease contracts that Harmony is committed to. The variable lease payments from these contracts are determined with reference to the quantity of megawatt hours (MWh) generated by the facilities. As at 30 June 2023, these facilities were fully constructed, however they were only producing incidental amounts of electricity, and as such were considered to be in the testing phase. The commercial operating date for the three plants was achieved during August 2023.